CONSOLIDATED STATEMENTS OF CASH FLOWS - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Loss before income taxes		₺ (2,907,450)	₺ (2,021,011)	[1]	₺ (936,586)	[1]
Adjustments to reconcile loss before income taxes to cash flows from operating activities:		2,832,889	1,133,372	[1]	1,267,288	[1]
Interest and commission expenses		1,141,807	1,267,611	[1]	840,437	[1]
Depreciation and amortization		512,761	386,600	[1]	301,617	[1]
Interest income on time deposits		(201,147)	(83,627)	[1]	(50,062)	[1]
Interest income on credit sales		(125,574)	(67,212)	[1]	(44,113)	[1]
Provision for unused vacation liability		24,460	21,957	[1]	11,692	[1]
Provision for personnel bonus		127,680	73,559	[1]	30,581	[1]
Provision for settlement legal proceedings		280,660
Provision for Competition Authority investigation		(5,799)	209,484	[1]
Provision for Turkish Capital Markets Board fee		23,745
Provision for legal cases		13,541	3,481	[1]	6,435	[1]
Provision for doubtful receivables		19,471	6,657	[1]	8,122	[1]
Provision for impairment of trade goods, net		(10,570)	6,722	[1]	34,450	[1]
Provision for post-employment benefits		4,042	3,463	[1]	1,932	[1]
Share-based payment expense		152,102	170,364	[1]
Adjustment for fair value loss of financial investments		45,506	70,814	[1]
Net foreign exchange differences		(1,424,287)	(2,389,501)	[1]	27,332	[1]
Monetary gains on non-operating activities		2,425,325	1,482,761	[1]	105,548	[1]
Monetary losses on provisions		(170,834)	(29,761)	[1]	(6,683)	[1]
Changes in net working capital
Change in trade payables and payables to merchants		(787,039)	2,147,208	[1]	1,929,305	[1]
Change in inventories		1,098,569	(1,123,448)	[1]	(844,025)	[1]
Change in trade receivables		(285,199)	(27,018)	[1]	(133,059)	[1]
Change in contract liabilities and merchant advances		278,410	23,276	[1]	52,810	[1]
Change in contract assets		(3,272)	112,517	[1]	(75,115)	[1]
Change in other liabilities		128,900	391,458	[1]	52,948	[1]
Change in other assets and receivables		206,946	(641,958)	[1]	(186,558)	[1]
Change in due from related parties		1,870	4,030	[1]	874	[1]
Change in due to related parties		(25,416)	6,076	[1]	1,889	[1]
Post-employment benefits paid		(4,908)	(6,074)	[1]	(3,508)	[1]
Payments for concluded litigation		(27,728)	(1,128)	[1]	(1,939)	[1]
Payments for personnel bonus		(74,807)	(29,332)	[1]	(26,279)	[1]
Payments for unused vacation liabilities		(2,802)	(4,770)	[1]	(1,875)	[1]
Collections of doubtful receivables	[1]		8,040		75
Net cash provided by/ (used in) operating activities		428,963	(28,762)	[1]	1,096,245	[1]
Investing activities:
Purchases of property and equipment and intangible assets		(845,456)	(391,499)	[1]	(243,980)	[1]
Proceeds from sale of property and equipment		499	2,743	[1]	264	[1]
Purchases of financial investments		(1,571,400)	(1,651,789)	[1]
Proceeds from sale of financial investment		3,195,140
Cash outlows due to acquisition of subsidiary		(4,599)
Interest received on time deposits		196,114	82,426	[1]	50,076	[1]
Interest received on credit sales		125,574	67,212	[1]	44,113	[1]
Net cash provided by/ (used in) investing activities		1,095,872	(1,890,907)	[1]	(149,527)	[1]
Financing activities:
Proceeds from borrowings		944,695	3,537,817	[1]	3,897,056	[1]
Repayment of borrowings		(1,168,333)	(3,866,246)	[1]	(3,141,788)	[1]
Interest and commission paid		(1,049,930)	(1,198,154)	[1]	(840,437)	[1]
Lease payments		(200,850)	(153,350)	[1]	(140,471)	[1]
Proceed from share capital and share premium increase	[1]		8,263,758
Net cash provided by/ (used in) financing activities		(1,474,418)	6,583,825	[1]	(225,640)	[1]
Net increase in cash and cash equivalents		50,417	4,664,156	[1]	721,078	[1]
Cash and cash equivalents at beginning of the year	[1]	6,262,951	1,323,982		722,367
Effects of exchange rate changes on cash and cash equivalents		975,472	1,816,946	[1]	(27,332)	[1]
Effects of inflation on cash and cash equivalents		(2,029,039)	(1,542,133)	[1]	(92,131)	[1]
Cash and cash equivalents at end of the year		₺ 5,259,801	₺ 6,262,951	[1]	₺ 1,323,982	[1]

[1]	Classification of certain figures is corrected compared to the published financial statements as of 31 December 2021 and 31 December 2020. For further information, refer to note 2.5